Note Receivable - Related Party (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Operating loss carryforwards	$ 43,000,000	$ 33,000,000
Next Charging LLC [Member]
Related Party Transaction [Line Items]
Proceeds from beneficial owner	73,579
Interest Receivable	177,548	115,937
Notes receivable	2,582,675	72,191
Accrued interest	54,150	0
Interest income	233,910	0
Operating loss carryforwards	533,000	12,000
Farkas Group Inc [Member] | Next Charging LLC [Member]
Related Party Transaction [Line Items]
Proceeds from beneficial owner		$ 73,579
Interest rate		3.00%
Interest Receivable	0	$ 9,796
Interest income	895	$ 1,556
Related Party [Member] | Next Charging LLC [Member]
Related Party Transaction [Line Items]
Interest rate		8.00%
Loan payable	2,585,000
Notes receivable	$ 2,582,675	$ 72,191